TYPE			13F-HR/A

PERIOD			12/31/03

FILER
	CIK		0000911084
	CCC		#XDJS5RC

SUBMISSION-CONTACT
	NAME		FRANK P. GANUCHEAU
	PHONE		817-332-9915

				   UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				WASHINGTON, D.C. 20549

				     FORM 13-F

			        FORM 13-F COVERPAGE

REPORT FOR THE CALENDAR QUARTER ENDED: DECEMBER 31, 2003

CHECK HERE IF AMENDMENT [X]; AMENDMENT NUMBER: [2]
THIS AMENDMENT (CHECK ONE):  [X] IS A RESTATEMENT
			     [ ] ADDS NEW HOLDING ENTRIES

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:     GANUCHEAU CAPITAL MANAGEMENT, INC.
ADDRESS:  301 COMMERCE STREET, SUITE 1470
	  FORT WORTH, TEXAS 76102

13F FILE NUMBER: 28-3880

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE TO THE BEST OF THAT PERSON'S KNOWLEDGE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.

PERSON SIGNING REPORT ON BEHALF OF REPORTING MANAGER:


NAME:  FRANK P. GANUCHEAU, CFA
TITLE: PRINCIPAL
PHONE: 817-332-9915


SIGNATURE, PLACE, AND DATE OF SIGNING:
FRANK P. GANUCHEAU     FORT WORTH, TEXAS   AUGUST 8, 2007


REPORT TYPE (CHECK ONLY ONE):

[X] 13 F HOLDINGS REPORT
[ ] 13 F NOTICE
[ ] 13 F COMBINATION REPORT


LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

NONE.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF
1934.

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS: 0

FORM 13F INFORMATION TABLE ENTRY TOTAL:  54 ENTRIES

FORM 13F INFORMATION TABLE VALUE TOTAL:  $77,392(x$1000)
LIST OF OTHER MANAGERS:
NONE.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE LTD                        COM              G0070K103      541    13073 SH       SOLE                     9378              3695
                                                                68     1640 SH       OTHER                    1140               500
ALTRIA GROUP                   COM              02209s103     3535    64964 SH       SOLE                    48619             16345
                                                               314     5775 SH       OTHER                    1300              4475
BARD, C.R. INC.                COM              067383109     2452    30175 SH       SOLE                    21380              8795
                                                               169     2085 SH       OTHER                     535              1550
BAXTER INT'L                   COM              071813109     2192    71810 SH       SOLE                    51880             19930
                                                               115     3775 SH       OTHER                    1275              2500
BROWN-FORMAN A                 COM              115637100       48      500 SH       SOLE                      500
                                                               194     2000 SH       OTHER                                      2000
BROWN-FORMAN B                 COM              115637209      602     6438 SH       SOLE                     4128              2310
CENDANT CORP                   COM              151313103     4354   195503 SH       SOLE                   143693             51810
                                                               156     7015 SH       OTHER                    3115              3900
CENTRAL FD OF CANADA LTD CL A  COM              153501101       52    10000 SH       SOLE                                      10000
CITIGROUP INC                  COM              172967101     3041    62642 SH       SOLE                    46028             16614
                                                               105     2164 SH       OTHER                    1039              1125
COMPUTER ASSOC                 COM              204912109     3509   128355 SH       SOLE                    96135             32220
                                                               230     8400 SH       OTHER                    1950              6450
DOVER CORP                     COM              260003108     2999    75445 SH       SOLE                    54435             21010
                                                               195     4895 SH       OTHER                    1145              3750
ELECT DATA SYS                 COM              285661104     1004    40916 SH       SOLE                    30866             10050
                                                                26     1050 SH       OTHER                    1050
EMERSON ELECTRIC               COM              291011104     2871    44346 SH       SOLE                    32391             11955
                                                               105     1625 SH       OTHER                     750               875
FIRST NATL BK ALASKA           COM              32112J106     1307      585 SH       SOLE                      435               150
                                                                45       20 SH       OTHER                                        20
GANNETT INC                    COM              364730101     2779    31165 SH       SOLE                    23205              7960
                                                                96     1080 SH       OTHER                     485               595
HONEYWELL INTL                 COM              438516106     2703    80863 SH       SOLE                    59089             21774
                                                               129     3850 SH       OTHER                    1725              2125
JOHNSON & JOHNSON              COM              478160104     3919    75866 SH       SOLE                    56361             19505
                                                               228     4415 SH       OTHER                    1275              3140
KIMBERLY CLARK                 COM              494368103     2498    42271 SH       SOLE                    30436             11835
                                                               102     1725 SH       OTHER                     750               975
LEGGETT & PLATT                COM              524660107     2331   107756 SH       SOLE                    78141             29615
                                                               102     4705 SH       OTHER                    1680              3025
PALL CORP                      COM              696429307     2770   103260 SH       SOLE                    75680             27580
                                                               150     5575 SH       OTHER                    1775              3800
PEPSICO INC                    COM              713448108     2105    45143 SH       SOLE                    34928             10215
                                                                63     1345 SH       OTHER                     970               375
PERKINELMER, INC.              COM              714046109     2254   132050 SH       SOLE                    74080             57970
PFIZER INC                     COM              717081103     3946   111680 SH       SOLE                    82550             29130
                                                               331     9375 SH       OTHER                    1850              7525
R E SWEENEY CO INC NON-VOTING  COM              824999106     3722    94050 SH       SOLE                                      94050
SARA LEE CORP                  COM              803111103     2420   111466 SH       SOLE                    81586             29880
                                                                70     3210 SH       OTHER                    2110              1100
TEXTRON INC                    COM              883203101     3214    56326 SH       SOLE                    40760             15566
                                                               206     3605 SH       OTHER                     930              2675
TYCO INTL LTD                  COM              902124106     5121   193261 SH       SOLE                   140646             52615
                                                               244     9220 SH       OTHER                    2820              6400
WELLS FARGO & CO               COM              949746101     2970    50433 SH       SOLE                    37523             12910
                                                                68     1155 SH       OTHER                     580               575
WYETH                          COM              983024100     2437    57398 SH       SOLE                    42028             15370
                                                               185     4365 SH       OTHER                     950              3415